Risk Management - Disclosure of maximum exposure and effects of collateral and other credit enhancements (Details) - GBP (£) £ in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Loans and advances	£ 1,518,454	£ 1,491,765
Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(5,727)	(5,532)
Loan commitments
Disclosure of detailed information about financial instruments [line items]
Notional contract amount	424,606	423,149
Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	252,459	293,530
Netting and set-off	(194,743)	(230,434)
Cash collateral	(30,758)	(30,637)
Notional contract amount	100,792,243	84,435,447
Loans and advances
Disclosure of detailed information about financial instruments [line items]
Loans and advances	361,523	346,273
Loans and advances | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	361,523	346,273
Loans and advances | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(5,289)	(5,070)
Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Loans and advances	177,333	168,061
Retail mortgages | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(117)	(187)	£ (583)
Retail mortgages | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	177,333	168,061
Retail mortgages | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(117)	(187)
Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Loans and advances	36,952	34,779
Retail credit cards | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(3,329)	(3,307)	(3,486)
Retail credit cards | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	36,952	34,779
Retail credit cards | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(3,329)	(3,307)
Retail other
Disclosure of detailed information about financial instruments [line items]
Loans and advances	13,914	13,808
Retail other | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(517)	(410)	(353)
Retail other | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	13,914	13,808
Retail other | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(517)	(410)
Corporate loans
Disclosure of detailed information about financial instruments [line items]
Loans and advances	133,324	129,625
Corporate loans | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(1,326)	(1,166)	£ (1,299)
Corporate loans | Financial assets at amortised cost
Disclosure of detailed information about financial instruments [line items]
Loans and advances	133,324	129,625
Corporate loans | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(1,326)	(1,166)
Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,881,446	1,861,159
Netting and set-off	(197,720)	(233,440)
Cash collateral	(36,936)	(38,533)
Non-cash collateral	(522,412)	(495,647)
Risk transfer	(16,618)	(19,351)
Exposure net of risk mitigation	1,107,760	1,074,188
Credit risk | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	7,851	6,898
Netting and set-off	(6,350)	(5,728)
Total on-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,431,466	1,412,664
Netting and set-off	(197,720)	(233,440)
Cash collateral	(34,676)	(35,319)
Non-cash collateral	(469,260)	(439,879)
Risk transfer	(13,987)	(17,204)
Exposure net of risk mitigation	715,823	686,822
Total on-balance sheet | Credit risk | Cash and balances at central banks
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	229,752	210,184
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	229,752	210,184
Total on-balance sheet | Credit risk | Cash collateral and settlement balances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	130,532	119,843
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	130,532	119,843
Total on-balance sheet | Credit risk | Reverse repurchase agreements and other similar secured lending
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	17,622	4,734
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(17,622)	(4,734)
Risk transfer	0	0
Exposure net of risk mitigation	0	0
Total on-balance sheet | Credit risk | Derivative financial instruments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	252,459	293,530
Netting and set-off	(194,743)	(230,434)
Cash collateral	(30,758)	(30,637)
Non-cash collateral	(12,646)	(12,633)
Risk transfer	(4,121)	(5,284)
Exposure net of risk mitigation	10,191	14,542
Total on-balance sheet | Credit risk | Other assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	847	891
Netting and set-off	0	0
Cash collateral	(1)	(1)
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	846	890
Total on-balance sheet | Credit risk | Assets held for sale
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	5,801	9,544
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	5,801	9,544
Total on-balance sheet | Credit risk | Loans and advances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	361,523	346,273
Netting and set-off	(2,977)	(3,006)
Cash collateral	(2,504)	(2,235)
Non-cash collateral	(256,239)	(238,437)
Risk transfer	(9,732)	(11,584)
Exposure net of risk mitigation	90,071	91,011
Total on-balance sheet | Credit risk | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	177,333	168,061
Netting and set-off	0	0
Cash collateral	(11)	(22)
Non-cash collateral	(177,294)	(168,026)
Risk transfer	(6)	0
Exposure net of risk mitigation	22	13
Total on-balance sheet | Credit risk | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	36,952	34,779
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	36,952	34,779
Total on-balance sheet | Credit risk | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	13,914	13,808
Netting and set-off	0	0
Cash collateral	(1,064)	(1,106)
Non-cash collateral	(2,657)	(2,502)
Risk transfer	(43)	(36)
Exposure net of risk mitigation	10,150	10,164
Total on-balance sheet | Credit risk | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	133,324	129,625
Netting and set-off	(2,977)	(3,006)
Cash collateral	(1,429)	(1,107)
Non-cash collateral	(76,288)	(67,909)
Risk transfer	(9,683)	(11,548)
Exposure net of risk mitigation	42,947	46,055
Total on-balance sheet | Credit risk | Debt securities at amortised cost | Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	68,475	68,210
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(136)	(583)
Risk transfer	0	(90)
Exposure net of risk mitigation	68,339	67,537
Total on-balance sheet | Credit risk | Debt securities at amortised cost | Government and Government sponsored debt
Disclosure of detailed information about financial instruments [line items]
Risk transfer	(1,800)	(3,200)
Loans and advances	1,800	3,300
Total on-balance sheet | Credit risk | Trading portfolio assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	106,608	91,484
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(5,546)	(1,535)
Risk transfer	0	0
Exposure net of risk mitigation	101,062	89,949
Total on-balance sheet | Credit risk | Trading portfolio assets | Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	94,359	78,014
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(639)	(657)
Risk transfer	0	0
Exposure net of risk mitigation	93,720	77,357
Total on-balance sheet | Credit risk | Trading portfolio assets | Traded loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	12,249	13,470
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(4,907)	(878)
Risk transfer	0	0
Exposure net of risk mitigation	7,342	12,592
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	183,457	189,916
Netting and set-off	0	0
Cash collateral	(1,413)	(2,446)
Non-cash collateral	(174,681)	(180,853)
Risk transfer	0	0
Exposure net of risk mitigation	7,363	6,617
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Debt securities at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	3,214	2,965
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(359)	(182)
Risk transfer	0	0
Exposure net of risk mitigation	2,855	2,783
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Loans and advances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	47,672	45,068
Netting and set-off	0	0
Cash collateral	(17)	(17)
Non-cash collateral	(43,588)	(41,766)
Risk transfer	0	0
Exposure net of risk mitigation	4,067	3,285
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Reverse repurchase agreements and other similar secured lending at amortised cost
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	132,488	141,773
Netting and set-off	0	0
Cash collateral	(1,396)	(2,429)
Non-cash collateral	(130,734)	(138,905)
Risk transfer	0	0
Exposure net of risk mitigation	358	439
Total on-balance sheet | Credit risk | Financial assets at fair value through the income statement | Other financial assets
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	83	110
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	83	110
Total on-balance sheet | Credit risk | Fair value through other comprehensive income
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	74,390	78,055
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(2,390)	(1,104)
Risk transfer	(134)	(246)
Exposure net of risk mitigation	71,866	76,705
Total on-balance sheet | Credit risk | Stage 3 | Loans and advances
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	4,879	5,035
Netting and set-off	0	0
Cash collateral	(22)	(53)
Non-cash collateral	(3,383)	(3,157)
Risk transfer	(426)	(415)
Exposure net of risk mitigation	1,048	1,410
Total on-balance sheet | Credit risk | Stage 3 | Retail mortgages
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	1,883	1,875
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	(1,883)	(1,874)
Risk transfer	0	0
Exposure net of risk mitigation	0	1
Total on-balance sheet | Credit risk | Stage 3 | Corporate loans
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	2,355	2,490
Netting and set-off	0	0
Cash collateral	(22)	(32)
Non-cash collateral	(1,410)	(1,108)
Risk transfer	(426)	(415)
Exposure net of risk mitigation	497	935
Total on-balance sheet | Credit risk | Stage 3 excluding POCI | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	486	396
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	486	396
Total on-balance sheet | Credit risk | Stage 3 excluding POCI | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	116	217
Netting and set-off	0	0
Cash collateral	0	(21)
Non-cash collateral	(90)	(175)
Risk transfer	0	0
Exposure net of risk mitigation	26	21
Total on-balance sheet | Credit risk | Stage 3 POCI | Retail credit cards
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	24	40
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	24	40
Total on-balance sheet | Credit risk | Stage 3 POCI | Retail other
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	15	17
Netting and set-off	0	0
Cash collateral	0	0
Non-cash collateral	0	0
Risk transfer	0	0
Exposure net of risk mitigation	15	17
Total off-balance sheet | Financial assets at amortised cost | Accumulated impairment
Disclosure of detailed information about financial instruments [line items]
Loans and advances	(416)	(439)
Total off-balance sheet | Credit risk
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	449,980	448,495
Netting and set-off	0	0
Cash collateral	(2,260)	(3,214)
Non-cash collateral	(53,152)	(55,768)
Risk transfer	(2,631)	(2,147)
Exposure net of risk mitigation	391,937	387,366
Notional contract amount	81,500	108,600
Total off-balance sheet | Credit risk | Contingent liabilities
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	25,374	25,346
Netting and set-off	0	0
Cash collateral	(1,768)	(2,664)
Non-cash collateral	(768)	(441)
Risk transfer	(194)	(248)
Exposure net of risk mitigation	22,644	21,993
Total off-balance sheet | Credit risk | Loan commitments
Disclosure of detailed information about financial instruments [line items]
Maximum exposure	424,606	423,149
Netting and set-off	0	0
Cash collateral	(492)	(550)
Non-cash collateral	(52,384)	(55,327)
Risk transfer	(2,437)	(1,899)
Exposure net of risk mitigation	£ 369,293	£ 365,373